UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21880

                  OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: MARCH

                      Date of reporting period: 09/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.


THIS FILING INCLUDES INFORMATION FOR THE COMBINED FINANCIAL STATEMENT FOR THE FOLLOWING FUNDS:

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

[SIDE BAR]

---------------------------
CUMULATIVE
TOTAL RETURNS

         From Inception
         (6/21/06) through
         Period End
         (9/30/06)

         Without   With
         Sales     Sales
         Chg.      Chg.
---------------------------
Class A  5.48%     0.47%
---------------------------
Class B  5.37%     0.37%
---------------------------
Class C  5.32%     4.32%
---------------------------

DIVIDEND DISTRIBUTION
--------------------------------------------------------------------------------
                                                DIVIDEND PER SHARE
--------------------------------------------------------------------------------
MONTH                               CLASS A          CLASS B         CLASS C
--------------------------------------------------------------------------------
July                                4.8 cents        4.1 cents       3.9 cents
--------------------------------------------------------------------------------
August                              4.8              4.0             3.7
--------------------------------------------------------------------------------
September                           4.8              3.8             3.7
--------------------------------------------------------------------------------
Total                              14.4 CENTS       11.9 CENTS      11.3 CENTS

Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions may vary depending on the date upon which your shares were purchased and any account activity. Fund distributions may vary depending upon market conditions. Past distributions are not indicative of future trends.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

Oppenheimer Rochester Michigan Municipal Fund commenced operations on June 21, 2006. The Fund performed very well for shareholders during this report period, as its yield compared favorably to those earned by its competitors and other fixed-income investments. As of September 30, 2006, the Fund's Class A shares produced a distribution yield of 4.05% (without sales charges) and a standardized yield of 5.93%. 1

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE APPLICABLE SALES CHARGE:
FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 12 FOR FURTHER PERFORMANCE INFORMATION.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1. As 9/30/06, the Fund's Class A distribution yield at Maximum Offering Price (or with sales charge) was 3.86%. Distribution yield (with sales charge) is based on the distributions on Class A shares for the 30-day period ended 9/30/06, divided by the period end maximum offering price, annualizing the result. Standardized yield is based on net investment income for the 30-day period ended 9/30/06 and maximum offering price at the end of the period (including maximum sales charge). Distribution yield without sales charge does not include sales charges, which if included would reduce results. Falling share prices may artificially increase yields.


            9 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

Lipper Analytical Services, Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.55% in its Michigan Municipal Debt Funds category as of the same date; the Fund's annualized Class A distribution yield was 50 basis points--or 14.1%--higher than the average yield of all 33 funds in that Lipper category. 2

The Fund's monthly dividend distribution for Class A shares was $0.048 during the period. Beginning with the accrual period that started September 27, 2006, the monthly dividend distribution for Class A shares increased by $0.001, generating an October 2006 distribution of $0.049 per Class A share. Distributions for other share classes were adjusted accordingly.

Shareholders benefited significantly from the Fund's tax-exempt distributions this report period. As of September 30, 2006, the Fund's 5.93% 30 day standardized yield (for Class A shares) was the equivalent of 9.49% in taxable yield for a Michigan taxpayer subject to a combined 37.5% Michigan and federal income tax rate for 2006. If you are taxed at a higher rate, the equivalent yield would make your Fund investment even more attractive. 3 A portion of the Fund's distributions may be subject to income tax and may increase taxes for investors subject to AMT. Capital gains distributions are taxable as capital gains.

Fixed income investing entails credit risks and interest rate risks. When interest rates rise, bond prices generally fall, and the Fund's share prices can fall. The Fund invests a portion of its funds in below-investment-grade debt securities which may entail greater credit risks, as described in the prospectus. Lower-grade debt securities (sometimes called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities.

2. Lipper, Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

3. Standardized yield is based on net investment income for the 30-day period ended September 30, 2006, and maximum offering price at the end of the period (including maximum sales charge) for Class A shares and net asset value for Class B and C shares. Each result is compounded semiannually and annualized. Falling share prices will tend to artificially raise yields. Tax equivalent yields are based on a combined 37.5% federal and Michigan income tax rate effective for 2006. Tax rates may be lower or higher depending on individual circumstances.


            10 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                20.6%
--------------------------------------------------------------------------------
Hospital/Health Care                                                       15.8
--------------------------------------------------------------------------------
Education                                                                  11.7
--------------------------------------------------------------------------------
Special Assessment                                                          7.1
--------------------------------------------------------------------------------
Manufacturing, Durable Goods                                                5.8
--------------------------------------------------------------------------------
Airlines                                                                    5.1
--------------------------------------------------------------------------------
Adult Living Facilities                                                     4.8
--------------------------------------------------------------------------------
Multifamily Housing                                                         4.7
--------------------------------------------------------------------------------
Municipal Leases                                                            4.5
--------------------------------------------------------------------------------
General Obligation                                                          3.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        24.0%
--------------------------------------------------------------------------------
AA                                                                          1.6
--------------------------------------------------------------------------------
A                                                                           7.5
--------------------------------------------------------------------------------
BBB                                                                        44.9
--------------------------------------------------------------------------------
BB                                                                          3.8
--------------------------------------------------------------------------------
B                                                                           0.7
--------------------------------------------------------------------------------
CCC                                                                        10.2
--------------------------------------------------------------------------------
Not Rated                                                                   7.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


            11 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND.

BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered 6/21/06.

CLASS B shares of the Fund were first publicly offered on 6/21/06.

CLASS C shares of the Fund were first publicly offered on 6/21/06.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            12 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

[SIDE BAR]

---------------------------
CUMULATIVE
TOTAL RETURNS

         From Inception
         (6/21/06) through
         Period End
         (9/30/06)

         Without   With
         Sales     Sales
         Chg.      Chg.
---------------------------
Class A  5.54%     0.53%
---------------------------
Class B  5.31%     0.31%
---------------------------
Class C  5.31%     4.31%
---------------------------

DIVIDEND DISTRIBUTION
--------------------------------------------------------------------------------
                                                 DIVIDEND PER SHARE
--------------------------------------------------------------------------------
MONTH                                CLASS A          CLASS B         CLASS C
--------------------------------------------------------------------------------
July                                 4.6 cents        3.5 cents       3.7 cents
--------------------------------------------------------------------------------
August                               4.6              3.9             3.7
--------------------------------------------------------------------------------
September                            4.6              3.7             3.6
--------------------------------------------------------------------------------
Total                               13.8 CENTS       11.1 CENTS      11.0 CENTS

Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions may vary depending on the date upon which your shares were purchased and any account activity. Fund distributions may vary depending upon market conditions. Past distributions are not indicative of future trends.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

Oppenheimer Rochester Ohio Municipal Fund commenced operations on June 21, 2006. The Fund performed very well for shareholders during this report period, as its yield compared favorably to those earned by its competitors and other fixed-income investments. As of September 30, 2006, the Fund's Class A shares produced a distribution yield of 4.13% (without sales charges) and a standardized yield of 5.76%. 1

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENTS AND CAPITAL GAINS, AND THE APPLICABLE SALES CHARGE:
FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 16 FOR FURTHER PERFORMANCE INFORMATION.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1. As 9/30/06, the Fund's Class A distribution yield at Maximum Offering Price (or with sales charge) was 3.93%. Distribution yield (with sales charge) is based on the distributions on Class A shares for the 30-day period ended 9/30/06, divided by the period end maximum offering price, annualizing the result. Standardized yield is based on net investment income for the 30-day period ended 9/30/06 and maximum offering price at the end of the period (including maximum sales charge). Distribution yield without sales charge does not include sales charges, which if included would reduce results. Falling share prices may artificially increase yields.


            13 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

Lipper Analytical Services, Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.27% in its Ohio Municipal Debt Funds category as of the same date; the Fund's annualized Class A distribution yield was 86 basis points--or 26.3%--higher than the average yield of all 46 funds in that Lipper category. 2

The Fund's monthly dividend distribution for Class A shares was $0.046 during the period. Beginning with the accrual period that started September 27, 2006, the monthly dividend distribution for Class A shares increased by $0.001, generating an October 2006 distribution of $0.047 per Class A share. Distributions for other share classes were adjusted accordingly.

Shareholders benefited significantly from the Fund's tax-exempt distributions this report period. As of September 30, 2006, the Fund's 5.76% 30-day standardized yield (for Class A shares) was the equivalent of 9.52% in taxable yield for an Ohio taxpayer subject to a combined 39.5% Ohio and federal income tax rate for 2006. If you are taxed at a higher rate, the equivalent yield would make your Fund investment even more attractive. 3 A portion of the Fund's distributions may be subject to income tax and may increase taxes for investors subject to AMT. Capital gains distributions are taxable as capital gains.

Fixed income investing entails credit risks and interest rate risks. When interest rates rise, bond prices generally fall, and the Fund's share prices can fall. The Fund invests a portion of its funds in below-investment-grade debt securities which may entail greater credit risks, as described in the prospectus. Lower-grade debt securities (sometimes called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities.

2. Lipper, Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

3. Standardized yield is based on net investment income for the 30-day period ended September 30, 2006, and maximum offering price at the end of the period (including maximum sales charge) for Class A shares and net asset value for Class B and C shares. Each result is compounded semiannually and annualized. Falling share prices will tend to artificially raise yields. Tax equivalent yields are based on a combined 39.5% federal and Ohio income tax rate effective for 2006. Tax rates may be lower or higher depending on individual circumstances.


            14 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                20.1%
--------------------------------------------------------------------------------
General Obligation                                                         12.2
--------------------------------------------------------------------------------
Manufacturing, Durable Goods                                               11.0
--------------------------------------------------------------------------------
Hospital/Health Care                                                       10.5
--------------------------------------------------------------------------------
Higher Education                                                            9.2
--------------------------------------------------------------------------------
Airlines                                                                    6.3
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  6.2
--------------------------------------------------------------------------------
Special Assessment                                                          4.6
--------------------------------------------------------------------------------
Multifamily Housing                                                         4.2
--------------------------------------------------------------------------------
Resource Recovery                                                           4.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        15.9%
--------------------------------------------------------------------------------
AA                                                                          7.1
--------------------------------------------------------------------------------
A                                                                           9.2
--------------------------------------------------------------------------------
BBB                                                                        54.7
--------------------------------------------------------------------------------
B                                                                           4.9
--------------------------------------------------------------------------------
CCC                                                                         4.6
--------------------------------------------------------------------------------
Not Rated                                                                   3.6

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


            15 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND.

BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered 6/21/06.

CLASS B shares of the Fund were first publicly offered on 6/21/06.

CLASS C shares of the Fund were first publicly offered on 6/21/06.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            16 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

DIVIDEND DISTRIBUTION
--------------------------------------------------------------------------------
                                                 DIVIDEND PER SHARE
--------------------------------------------------------------------------------
MONTH                               CLASS A          CLASS B         CLASS C
--------------------------------------------------------------------------------
August                              4.9 cents        3.5 cents       4.2 cents
--------------------------------------------------------------------------------
September                           4.9              3.9             3.5
--------------------------------------------------------------------------------
Total                               9.8 CENTS        7.4 CENTS       7.7 CENTS

Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions may vary depending on the date upon which your shares were purchased and any account activity. Fund distributions may vary depending upon market conditions. Past distributions are not indicative of future trends.
--------------------------------------------------------------------------------

THE BENEFITS OF TAX-FREE YIELD

Oppenheimer Rochester(TM) Massachusetts Municipal Fund offers investors dividend income that is exempt from federal and Massachusetts personal income taxes. As all investors know, taxes can be a significant consideration. Capital gains distributions, if any, are taxable as capital gains. A portion of the Fund's income distributions may be subject to income taxes. For investors subject to the federal Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax.

It's particularly important to keep the effect of taxes in mind when comparing yields on taxable and tax-free income investments. While the yield on a taxable income investment may look higher than the yield on a municipal bond investment, investors should consider how taxes will take their toll. Hypothetically, an investor at the 38.4% combined Massachusetts and federal income tax rate would have to earn more than 6.5% in income from a taxable income investment to outperform a tax-free income investment that provides 4.0% in income. 1

Fixed income investing entails credit risks and interest rate risks. When interest rates rise, bond prices generally fall, and the Fund's share prices can fall. The Fund invests a portion of its funds in below-investment-grade debt securities which may entail greater credit risks, as described in the prospectus. Lower-grade debt securities (sometimes called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities.

1. Assumes that the 38.4% combined Massachusetts and federal income tax rate applies to the change in taxable income resulting from a switch between taxable and non-taxable investments, that the investor is not subject to the Alternative Minimum Tax, and that state tax payments are fully deductible from federal tax payments. This calculation is for illustrative purposes only and is not intended to show any fund's performance or investor's returns. The comparison results would vary if a different tax rate were used.


            17 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Airlines                                                                   20.8%
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                19.0
--------------------------------------------------------------------------------
Hospital/Health Care                                                       16.5
--------------------------------------------------------------------------------
Higher Education                                                           13.3
--------------------------------------------------------------------------------
Water Utilities                                                             5.4
--------------------------------------------------------------------------------
Not-for-Profit Organization                                                 5.2
--------------------------------------------------------------------------------
Manufacturing, Durable Goods                                                4.1
--------------------------------------------------------------------------------
Electric Utilities                                                          3.5
--------------------------------------------------------------------------------
Student Loans                                                               3.3
--------------------------------------------------------------------------------
Adult Living Facilities                                                     2.6

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        23.6%
--------------------------------------------------------------------------------
AA                                                                          1.7
--------------------------------------------------------------------------------
A                                                                          15.3
--------------------------------------------------------------------------------
BBB                                                                        37.3
--------------------------------------------------------------------------------
BB                                                                          1.5
--------------------------------------------------------------------------------
CCC                                                                        20.6

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


            18 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

DIVIDEND DISTRIBUTION
--------------------------------------------------------------------------------
                                                 DIVIDEND PER SHARE
--------------------------------------------------------------------------------
MONTH                               CLASS A          CLASS B         CLASS C
--------------------------------------------------------------------------------
July                                4.5 cents        3.9 cents       2.4 cents
--------------------------------------------------------------------------------
August                              4.5              3.8             3.6
--------------------------------------------------------------------------------
Total                               9.0 CENTS        7.7 CENTS       6.0 CENTS

Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions may vary depending on the date upon which your shares were purchased and any account activity. Fund distributions may vary depending upon market conditions. Past distributions are not indicative of future trends.
--------------------------------------------------------------------------------

THE BENEFITS OF TAX-FREE YIELD

Oppenheimer Rochester(TM) Virginia Municipal Fund offers investors dividend income that is exempt from federal and Virginia personal income taxes. As all investors know, taxes can be a significant consideration. Capital gains distributions, if any, are taxable as capital gains. A portion of the Fund's income distributions may be subject to income taxes. For investors subject to the federal Alternative Minimum Tax, a portion of the Fund's distributions may increase that tax.

It's particularly important to keep the effect of taxes in mind when comparing yields on taxable and tax-free income investments. While the yield on a taxable income investment may look higher than the yield on a municipal bond investment, investors should consider how taxes will take their toll. Hypothetically, an investor at the 38.7% combined Virginia and federal income tax rate would have to earn more than 6.5% in income from a taxable income investment to outperform a tax-free income investment that provides 4.0% in income. 1

Fixed income investing entails credit risks and interest rate risks. When interest rates rise, bond prices generally fall, and the Fund's share prices can fall. The Fund invests a portion of its funds in below-investment-grade debt securities which may entail greater credit risks, as described in the prospectus. Lower-grade debt securities (sometimes called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities.

1. Assumes that the 38.7% combined Virginia and federal income tax rate applies to the change in taxable income resulting from a switch between taxable and non-taxable investments, that the investor is not subject to the Alternative Minimum Tax, and that state tax payments are fully deductible from federal tax payments. This calculation is for illustrative purposes only and is not intended to show any fund's performance or investor's returns. The comparison results would vary if a different tax rate were used.


            19 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                21.4%
--------------------------------------------------------------------------------
Electric Utilities                                                         13.6
--------------------------------------------------------------------------------
Multifamily Housing                                                         9.4
--------------------------------------------------------------------------------
Special Assessment                                                          9.3
--------------------------------------------------------------------------------
Water Utilities                                                             7.3
--------------------------------------------------------------------------------
Airlines                                                                    7.1
--------------------------------------------------------------------------------
Hospital/Health Care                                                        6.4
--------------------------------------------------------------------------------
Adult Living Facilities                                                     5.0
--------------------------------------------------------------------------------
Manufacturing, Non-Durable Goods                                            3.9
--------------------------------------------------------------------------------
Higher Education                                                            3.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        10.1%
--------------------------------------------------------------------------------
AA                                                                          9.3
--------------------------------------------------------------------------------
A                                                                          26.8
--------------------------------------------------------------------------------
BBB                                                                        30.2
--------------------------------------------------------------------------------
BB                                                                          0.4
--------------------------------------------------------------------------------
B                                                                           6.4
--------------------------------------------------------------------------------
CCC                                                                         7.1
--------------------------------------------------------------------------------
Not Rated                                                                   9.7

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organizations are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


            20 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, (commencement of operations) and held for the period ended September 30, 2006. In the Actual Expense examples for Oppenheimer Rochester Michigan Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund commencement of operations is June 21, 2006. In the Actual Expense examples for Oppenheimer Rochester Massachusetts Municipal Fund and Oppenheimer Rochester Virginia Municipal Fund commencement of operations is July 18, 2006.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on April 1, 2006 and held for the six months ended September 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


            21 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND EXPENSES Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

                                       ENDING        EXPENSES
                         BEGINNING     ACCOUNT       PAID DURING
                         ACCOUNT       VALUE         THE PERIOD ENDED
                         VALUE         (9/30/06)     SEPTEMBER 30, 2006 1,2
---------------------------------------------------------------------------
Class A Actual           $1,000.00     $1,054.80     $2.30
---------------------------------------------------------------------------
Class A Hypothetical      1,000.00      1,021.06      4.06
---------------------------------------------------------------------------
Class B Actual            1,000.00      1,053.70      4.46
---------------------------------------------------------------------------
Class B Hypothetical      1,000.00      1,017.30      7.87
---------------------------------------------------------------------------
Class C Actual            1,000.00      1,053.20      4.46
---------------------------------------------------------------------------
Class C Hypothetical      1,000.00      1,017.30      7.87

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 102/365 [to reflect the period from June 21, 2006 (commencement of operations) to September 30, 2006].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Those expense ratios for the period from June 21, 2006 (commencement of operations) to September 30, 2006 are as follows:

CLASS           EXPENSE RATIOS
-------------------------------
Class A             0.80%
-------------------------------
Class B             1.55
-------------------------------
Class C             1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


            22 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------
OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

                                       ENDING        EXPENSES
                         BEGINNING     ACCOUNT       PAID DURING
                         ACCOUNT       VALUE         THE PERIOD ENDED
                         VALUE         (9/30/06)     SEPTEMBER 30, 2006 1,2
---------------------------------------------------------------------------
Class A Actual           $1,000.00     $1,055.40     $2.30
---------------------------------------------------------------------------
Class A Hypothetical      1,000.00      1,021.06      4.06
---------------------------------------------------------------------------
Class B Actual            1,000.00      1,053.10      4.46
---------------------------------------------------------------------------
Class B Hypothetical      1,000.00      1,017.30      7.87
---------------------------------------------------------------------------
Class C Actual            1,000.00      1,053.10      4.46
---------------------------------------------------------------------------
Class C Hypothetical      1,000.00      1,017.30      7.87

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 102/365 [to reflect the period from June 21, 2006 (commencement of operations) to September 30, 2006].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Those expense ratios for the period from June 21, 2006 (commencement of operations) to September 30, 2006 are as follows:

CLASS           EXPENSE RATIOS
-------------------------------
Class A             0.80%
-------------------------------
Class B             1.55
-------------------------------
Class C             1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


            23 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FUND EXPENSES Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

                                       ENDING        EXPENSES
                         BEGINNING     ACCOUNT       PAID DURING
                         ACCOUNT       VALUE         THE PERIOD ENDED
                         VALUE         (9/30/06)     SEPTEMBER 30, 2006 1,2
---------------------------------------------------------------------------
Class A Actual           $1,000.00     $1,036.30     $1.68
---------------------------------------------------------------------------
Class A Hypothetical      1,000.00      1,021.06      4.06
---------------------------------------------------------------------------
Class B Actual            1,000.00      1,033.70      3.24
---------------------------------------------------------------------------
Class B Hypothetical      1,000.00      1,017.30      7.87
---------------------------------------------------------------------------
Class C Actual            1,000.00      1,034.00      3.24
---------------------------------------------------------------------------
Class C Hypothetical      1,000.00      1,017.30      7.87

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 75/365 [to reflect the period from July 18, 2006 (commencement of operations) to September 30, 2006].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Those expense ratios for the period from July 18, 2006 (commencement of operations) to September 30, 2006 are as follows:

CLASS           EXPENSE RATIOS
-------------------------------
Class A             0.80%
-------------------------------
Class B             1.55
-------------------------------
Class C             1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


            24 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------
OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

                                       ENDING        EXPENSES
                         BEGINNING     ACCOUNT       PAID DURING
                         ACCOUNT       VALUE         THE PERIOD ENDED
                         VALUE         (9/30/06)     SEPTEMBER 30, 2006 1,2
---------------------------------------------------------------------------
Class A Actual           $1,000.00     $1,037.20     $1.68
---------------------------------------------------------------------------
Class A Hypothetical      1,000.00      1,021.06      4.06
---------------------------------------------------------------------------
Class B Actual            1,000.00      1,034.80      2.78
---------------------------------------------------------------------------
Class B Hypothetical      1,000.00      1,018.40      6.75
---------------------------------------------------------------------------
Class C Actual            1,000.00      1,033.00      3.24
---------------------------------------------------------------------------
Class C Hypothetical      1,000.00      1,017.30      7.87

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 75/365 [to reflect the period from July 18, 2006 (commencement of operations) to September 30, 2006].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Those expense ratios for the period from July 18, 2006 (commencement of operations) to September 30, 2006 are as follows:

CLASS           EXPENSE RATIOS
-------------------------------
Class A             0.80%
-------------------------------
Class B             1.33
-------------------------------
Class C             1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


            25 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                 COUPON         MATURITY     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--133.5%
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--90.7%
$     15,000   Anchor Bay School District 1                                                   5.000%      05/01/2030    $    15,588
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Belleville GO 1                                                                5.400       11/01/2012         15,506
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Birch Run Township 1                                                           7.100       05/01/2009          5,014
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Calhoun County (Water Supply System)                                           5.750       05/01/2019         15,473
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Center Academy COP 1                                                           7.500       10/01/2029         14,999
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Chelsea Economic Devel. Corp. (United Methodist Retirement Communities) 1      5.400       11/15/2027        100,998
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Chippewa Valley Schools (School Building & Site) 1                             5.000       05/01/2026         10,362
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Clare County Sewer Disposal System 1                                           5.750       11/01/2019         20,626
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Coldwater Community Schools 1                                                  5.125       05/01/2023         50,369
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Concord Academy Petoskey COP 1                                                 8.375       12/01/2030         15,913
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Dearborn Economic Devel. Corp. (Oakwood Obligated Group) 1                     5.250       08/15/2014         25,028
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Dearborn Economic Devel. Corp. (OHC/UC Obligated Group) 1                      5.875       11/15/2025         35,760
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Detroit City School District 1                                                 5.000       05/01/2028        156,095
-----------------------------------------------------------------------------------------------------------------------------------
     290,000   Detroit HFC (Across The Park Section 8 Elderly Hsg.) 1                         7.875       06/01/2010        300,376
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   Detroit Local Devel. Finance Authority 1                                       5.500       05/01/2021         91,807
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Detroit Local Devel. Finance Authority 1                                       5.500       05/01/2021         51,580
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   Detroit Water Supply System, Series A 1                                        5.000       07/01/2027        147,546
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Detroit Wayne County Stadium Authority 1                                       5.250       02/01/2027        122,922
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Devon Trace Hsg. Corp. 1                                                       7.375       08/01/2023         50,707
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   Farmington Hills EDC (Botsford General Hospital) 1                             5.750       02/15/2025        176,264
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Flint Hospital Building Authority (Hurley Medical Center) 1                    5.375       07/01/2018        100,210
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Flint Hospital Building Authority (Hurley Medical Center) 1                    5.375       07/01/2028         59,743
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   Flint Hospital Building Authority (Hurley Medical Center) 1                    5.375       07/01/2028        183,807
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   George Washington Carver Public School Academy COP 1                           8.000       09/01/2017        116,655
-----------------------------------------------------------------------------------------------------------------------------------
     410,000   George Washington Carver Public School Academy COP 1                           8.125       09/01/2030        432,927
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Grand Rapids & Kent County Joint Building Authority 1                          5.000       01/01/2012         15,015
-----------------------------------------------------------------------------------------------------------------------------------
     765,000   Grand Rapids Downtown Devel. Authority 1                                       6.875       06/01/2024        796,143
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Gratiot County EDC (Michigan Masonic Home) 1                                   5.000       11/15/2020        115,104
-----------------------------------------------------------------------------------------------------------------------------------
     255,000   Highland Park Building Authority                                               7.750       05/01/2018        290,032
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Holt Public Schools 1                                                          5.125       05/01/2021         40,320
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Howell Public Schools (School Building & Site) 1                               5.000       05/01/2029          5,248
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   John Tolfree Health System Corp. 1                                             5.850       09/15/2013         31,081
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   John Tolfree Health System Corp. 1                                             6.000       09/15/2023         97,841
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Mackinac Island Sanitary Sewer Disposal & Water Supply System                  5.000       03/01/2028        204,946
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Melvindale Water Supply & Sewer 1                                              5.700       06/01/2016         35,419
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   MI HFA (Chelsea Community Hospital) 1                                          5.375       05/15/2019         15,311
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   MI HFA (McClaren Health Care Corp.) 1                                          5.000       06/01/2028         70,896
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   MI Higher Education Student Loan Authority 1                                   5.000       03/01/2031        206,630
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MI Higher Education Student Loan Authority 1                                   5.750       06/01/2013         20,459


            26 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                 COUPON         MATURITY     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     10,000   MI Hospital Finance Authority (Central Michigan Community Hospital) 1          6.250%      10/01/2027    $    10,210
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   MI Hospital Finance Authority (Crittenton Hospital Medical Center) 1           5.625       03/01/2027         64,178
-----------------------------------------------------------------------------------------------------------------------------------
     350,000   MI Hospital Finance Authority (Detroit Medical Center Obligated Group) 1       5.250       08/15/2023        358,085
-----------------------------------------------------------------------------------------------------------------------------------
     260,000   MI Hospital Finance Authority (Detroit Medical Group) 1                        5.250       08/15/2027        267,787
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   MI Hospital Finance Authority (Henry Ford Health System) 1                     5.250       11/15/2046        158,027
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   MI Hospital Finance Authority (Mercy Health Services) 1                        5.250       08/15/2027          5,112
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   MI Hospital Finance Authority (OHC/OUH Obligated Group) 1                      5.125       08/15/2025         56,556
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   MI Hospital Finance Authority (Pontiac Osteopathic Hospital) 1                 6.000       02/01/2024         40,016
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MI Hospital Finance Authority (Port Huron Hospital/Marwood Manor
               Nursing Home) 1                                                                5.500       07/01/2015         20,221
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   MI Hospital Finance Authority (Sinai-GraceHospital)                            6.700       01/01/2026        127,033
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   MI Hospital Finance Authority (St. John Medical Center) 1                      5.250       05/15/2026          5,106
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.) 1                       5.500       01/15/2018         45,040
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   MI Hsg. Devel. Authority (Breton Village Green) 1                              5.625       10/15/2018         15,016
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   MI Hsg. Devel. Authority (Charter Square) 1                                    5.500       01/15/2021         50,041
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   MI Hsg. Devel. Authority, Series D 1                                           5.200       10/01/2042        258,290
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   MI Job Devel. Authority Pollution Control (General Motors Corp.) 1             5.550       04/01/2009         49,609
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   MI Municipal Bond Authority 1                                                  5.000       11/01/2009          5,006
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   MI Municipal Bond Authority 1                                                  5.500       11/01/2027        151,191
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   MI Municipal Bond Authority 1                                                  6.100       05/01/2011         10,019
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   MI Municipal Bond Authority 1                                                  6.125       12/01/2018        105,433
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MI Municipal Bond Authority 1                                                  7.250       11/01/2010         25,074
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   MI Public Educational Facilities Authority (Black River School) 1              5.800       09/01/2030        409,524
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   MI Public Educational Facilities Authority (Old Redford Academy) 1             6.000       12/01/2035        202,440
-----------------------------------------------------------------------------------------------------------------------------------
     565,000   MI Strategic Fund (Clark Retirement Community/Clark Retirement
               Community Foundation Obligated Group) 1                                        5.300       06/01/2024        585,334
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1                5.550       09/01/2029          5,273
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1                5.650       09/01/2029        211,484
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MI Strategic Fund Limited Obligation (Dow Chemical Company) 1                  5.500       12/01/2028         26,915
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   MI Strategic Fund Limited Obligation (Ford Motor Company), Series A 1          6.550       10/01/2022         30,076
-----------------------------------------------------------------------------------------------------------------------------------
     740,000   MI Strategic Fund Pollution Control (General Motors Corp.) 1                   7.375 2     04/01/2008        740,000
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   MI Strategic Fund Solid Waste (S.D. Warren & Company) 1                        7.375       01/15/2022        229,925
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Monroe County Water Supply 1                                                   5.000       05/01/2025         20,698
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Muskegon County Building Authority                                             5.500       07/01/2007         20,027
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Oakland County (John E. Olsen Drain District) 1                                5.900       05/01/2014         75,477
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Oxford Area Community School District 1                                        5.000       05/01/2031         10,365
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Plymouth Educational Center Charter School (Public School Academy) 1           5.375       11/01/2030         50,571
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   Plymouth Educational Center Charter School (Public School Academy) 1           5.625       11/01/2035        179,177
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Pontiac Sewer Disposal 1                                                       5.750       01/01/2020        105,378
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Pontiac Tax Increment Finance Authority 1                                      6.250       06/01/2022         53,980


            27 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                 COUPON         MATURITY     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$    205,000   Pontiac Tax Increment Finance Authority 1                                      6.375%      06/01/2031    $   220,303
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Reeths-Puffer Schools                                                          5.000       05/01/2025         15,077
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Reeths-Puffer Schools 1                                                        5.000       05/01/2027         10,422
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   St. Joseph School District 1                                                   5.000       05/01/2026         15,596
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Wayland Union School District 1                                                5.125       05/01/2024         50,369
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   Wayne Charter County Airport (Detroit Metropolitan Wayne County) 1             5.000       12/01/2022        143,163
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Wayne Charter County Airport (Detroit Metropolitan Wayne County) 1             5.000       12/01/2028         25,518
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Wayne State University 1                                                       5.650       11/15/2015         20,031
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Wayne State University 1                                                       5.650       11/15/2015        125,194
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   West Ottawa Public School District 1                                           5.600       05/01/2021          5,055
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Zeeland Public Schools 1                                                       5.250       05/01/2024         10,084
                                                                                                                        -----------
                                                                                                                          9,685,226
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--42.8%
     115,000   Puerto Rico Aqueduct & Sewer Authority 1                                       5.000       07/01/2019        117,697
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Puerto Rico Children's Trust Fund (TASC) 1                                     5.500       05/15/2039        207,520
-----------------------------------------------------------------------------------------------------------------------------------
  41,500,000   Puerto Rico Children's Trust Fund (TASC)                                       6.403 3     05/15/2050      2,731,945
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Puerto Rico Highway & Transportation Authority 1                               5.000       07/01/2028          5,148
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Puerto Rico Highway & Transportation Authority, Series G 1                     5.000       07/01/2042         20,449
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Puerto Rico Highway & Transportation Authority, Series J 1                     5.125       07/01/2043         10,327
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Puerto Rico Highway & Transportation Authority, Series K 1                     5.000       07/01/2040         82,233
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Puerto Rico IMEPCF (American Airlines) 1                                       6.450       12/01/2025         15,079
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Puerto Rico Infrastructure 1                                                   5.000       07/01/2041         25,698
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                               5.375       02/01/2019         61,831
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                               5.500       12/01/2031         21,069
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   Puerto Rico ITEMECF (Mennonite General Hospital) 1                             6.500       07/01/2012        135,981
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Puerto Rico ITEMECF (Mennonite General Hospital) 1                             6.500       07/01/2026         25,038
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals) 1                  5.750       06/01/2029         67,346
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Puerto Rico Municipal Finance Agency, Series A 1                               5.250       08/01/2023        134,361
-----------------------------------------------------------------------------------------------------------------------------------
     520,000   Puerto Rico Port Authority (American Airlines), Series A 1                     6.250       06/01/2026        520,879
-----------------------------------------------------------------------------------------------------------------------------------
     185,000   Puerto Rico Port Authority (American Airlines), Series A                       6.300       06/01/2023        184,997
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Puerto Rico Public Buildings Authority 1                                       5.000       07/01/2036        154,607
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Puerto Rico Public Buildings Authority, Series D 1                             5.125       07/01/2024         41,840
                                                                                                                        -----------
                                                                                                                          4,564,045

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $13,965,569)--133.5%                                                                   14,249,271
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(33.5)                                                                            (3,575,413)
                                                                                                                        -----------
NET ASSETS--100.0%                                                                                                      $10,673,858
                                                                                                                        ===========


            28 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
EDC       Economic Devel. Corp.
GO        General Obligation
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
OHC       Oakwood Hospital Corp.
OUH       Oakwood United Hospitals
TASC      Tobacco Settlement Asset-Backed Bonds
UC        United Care

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Zero coupon bond reflects effective yield on the date of purchase.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                    VALUE      PERCENT
-------------------------------------------------------------------------------
Tobacco Settlement Payments                          $  2,939,465         20.6%
Hospital/Health Care                                    2,251,741         15.8
Education                                               1,660,245         11.7
Special Assessment                                      1,016,446          7.1
Manufacturing, Durable Goods                              819,685          5.8
Airlines                                                  720,955          5.1
Adult Living Facilities                                   686,332          4.8
Multifamily Housing                                       674,430          4.7
Municipal Leases                                          639,415          4.5
General Obligation                                        432,306          3.0
Sewer Utilities                                           406,427          2.9
Water Utilities                                           362,531          2.6
Paper, Containers & Packaging                             229,925          1.6
Higher Education                                          228,125          1.6
Student Loans                                             227,089          1.6
Electric Utilities                                        216,757          1.5
Special Tax                                               197,367          1.4
Marine/Aviation Facilities                                188,708          1.3
Sales Tax Revenue                                         161,210          1.1
Highways/Railways                                         118,157          0.8
Not-for-Profit Organization                                45,040          0.3
Manufacturing, Non-Durable Goods                           26,915          0.2
                                                     --------------------------
TOTAL                                                $ 14,249,271        100.0%
                                                     ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            29 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                 COUPON         MATURITY     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--125.1%
-----------------------------------------------------------------------------------------------------------------------------------
OHIO--88.2%
$     10,000   Akron, Bath, Copley Joint Township Hospital District
               (Akron General Medical Center) 1                                               5.500%      01/01/2021    $    10,012
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Asland County Multifamily Mtg. (Ashland Assisted Living) 1                     8.000       11/01/2029         24,997
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   Athens County Economic Devel. (Inn-Ohio of Athens/Ohio University
               Foundation Obligated Group) 1                                                  6.250       11/01/2011        408,364
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Cleveland Airport (Continental Airlines)                                       5.375       09/15/2027         24,341
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Cleveland Airport (Continental Airlines) 1                                     5.500       12/01/2008          9,972
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   Cleveland Airport (Continental Airlines) 1                                     5.700       12/01/2019        208,198
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Cleveland Airport System 1                                                     5.125       01/01/2022        101,938
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Cleveland Airport System 1                                                     5.125       01/01/2027         35,614
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Cleveland COP (Cleveland Stadium) 1                                            5.250       11/15/2022         72,409
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Cleveland COP (Cleveland Stadium) 1                                            5.250       11/15/2027         82,708
-----------------------------------------------------------------------------------------------------------------------------------
     310,000   Cleveland Rock Glen Hsg. Assistance Corp. (Ambleside Apartments) 2             7.000       06/01/2018        320,494
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Cleveland-Cuyahoga County Port Authority 1                                     5.800       05/15/2027         15,282
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   Cleveland-Cuyahoga County Port Authority (Myers University)                    5.600       05/15/2025        233,379
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Cuyahoga County Health Care Facilities (Senior Living Bet Moshev Zekenim) 1    6.800       02/15/2035         26,638
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Cuyahoga County Hospital (Metro Health System) 1                               5.500       02/15/2027         10,258
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Cuyahoga County Mtg. (West Tech Apartments) 1                                  5.700       03/20/2043        104,452
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Cuyahoga County Multifamily (Livingston Park) 1                                5.350       09/20/2027         52,327
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Cuyahoga County Utility System (The Medical Center Company) 1                  5.850       08/15/2010         40,739
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Dayton Airport (James M. Cox) 1                                                5.350       12/01/2032         20,874
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Dayton City School District (Administrative Facility) 1                        5.150       12/01/2023         78,134
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Erie County Hospital Facilities (Firelands Regional Medical Center)            5.500       08/15/2022        106,438
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   Fairfield County Hospital Improvement (Lancaster-Fairfield Community
               Hospital)                                                                      5.500       06/15/2021        176,020
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Franklin County Health Care Facilities (OH Presbyterian Retirement
               Services) 1                                                                    5.500       07/01/2017         10,244
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Franklin County Multifamily Hsg. (Tuttle Park) 1                               5.950       03/01/2016         10,532
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Geauga County Industrial Devel. Revenue (Kmart Corp.) 1                        5.500       10/01/2007          4,993
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Glenwillow Village GO 1                                                        5.000       12/01/2026        262,285
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   Glenwillow Village GO                                                          5.875       12/01/2024        244,901
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Hamilton County Hospital Facilities (Children's Hospital Medical Center) 1     5.000       05/15/2013         10,009
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Lake County Sewer District Improvements 1                                      6.250       12/01/2014         25,107
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Lorain County Elderly Hsg. Corp. (Harr Plaza) 1                                6.375       07/15/2019         77,070
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   Lorain County Hospital (Catholic Healthcare Partners)                          5.500       09/01/2027        180,997
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Lorain County Hospital (Catholic Healthcare Partners) 1                        5.625       09/01/2016         20,710
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Lorain County Hospital (Catholic Healthcare Partners) 1                        5.625       09/01/2017         15,534
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   Lorain County Port Authority (Alumalloy LLC)                                   6.000       11/15/2025        229,748
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   Lucas County GO 1                                                              6.500       12/01/2016        230,540
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Mahoning County Hospital Facilities (Forum Health) 1                           5.000       11/15/2025         56,486
-----------------------------------------------------------------------------------------------------------------------------------
     565,000   Mahoning County Hospital Facilities (Forum Health) 1                           6.000       11/15/2032        576,328
-----------------------------------------------------------------------------------------------------------------------------------
     170,000   Marblehead GO (Island View Waterline) 1                                        5.250       12/01/2026        177,410


            30 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                  COUPON        MATURITY     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$    200,000   Miami County Hospital Facilities (Upper Valley Medical Center) 1               5.250%      05/15/2026    $   212,892
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Muskingum County Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/
               Carelife/BCC Obligated Group) 1                                                5.400       12/01/2016         25,560
-----------------------------------------------------------------------------------------------------------------------------------
     325,000   New Carlisle (Twin Creek) 1                                                    6.125       11/01/2026        357,328
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   OH Air Quality Devel. Authority (JMG Funding) 1                                5.625       01/01/2023         61,676
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   OH Air Quality Devel. Authority (Toledo Edison Company) 1                      6.100       08/01/2027        129,529
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   OH Economic Devel. (Astro Instrumentation) 1                                   5.450       06/01/2022        212,906
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   OH Economic Devel. (OH Enterprise Bond Fund) 1                                 5.150       12/01/2017         15,838
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   OH Environmental Facilities (Ford Motor Company) 1                             6.150       06/01/2030         63,003
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   OH HFA 1                                                                       4.800       03/01/2036        140,914
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   OH HFA (Beehive/Doan Obligated Group) 1                                        5.950       01/15/2026         15,463
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   OH HFA (Oakleaf Village) 1                                                     5.700       09/01/2026         10,008
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   OH HFA (Single Family Mtg.) 1                                                  5.750       04/01/2016          5,006
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   OH HFA, Series A 1                                                             6.150       03/01/2029         10,299
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   OH HFA, Series C 1                                                             5.750       09/01/2028         66,814
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   OH Higher Educational Facility (Mount Union College) 1                         5.000       10/01/2031        518,940
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   OH Higher Educational Facility (Oberlin College) 1                             5.000       10/01/2033          5,214
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   OH Higher Educational Facility (University of Dayton) 1                        5.000       12/01/2033        529,620
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   OH Higher Educational Facility (Xavier University) 1                           5.350       11/01/2008         30,042
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   OH Pollution Control (General Motors Corp.) 1                                  5.625       03/01/2015        200,948
-----------------------------------------------------------------------------------------------------------------------------------
     350,000   OH Port Authority of Columbiana Solid Waste (A&L Salvage) 1                   14.500       07/01/2028        420,508
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   OH Solid Waste (General Motors Corp.) 1                                        6.300       12/01/2032        110,845
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   OH Solid Waste Disposal (USG Corp.) 1                                          5.600       08/01/2032        102,650
-----------------------------------------------------------------------------------------------------------------------------------
     950,000   OH Solid Waste Disposal (USG Corp.) 1                                          5.650       03/01/2033        969,523
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   OH Solid Waste Disposal (USG Corp.) 1                                          6.050       08/01/2034         62,713
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   OH Water Devel. Authority (Cargill) 1                                          6.300       09/01/2020         50,563
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   OH Water Devel. Authority (General Motors Corp.) 1                             5.900       06/15/2008         44,995
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   OH Water Devel. Authority (Pure Water) 1                                       5.500       12/01/2011         10,046
-----------------------------------------------------------------------------------------------------------------------------------
     390,000   Orange Village GO (Chagrin) 1                                                  5.250       12/01/2024        402,858
-----------------------------------------------------------------------------------------------------------------------------------
     320,000   Parma GO 1                                                                     5.000       12/01/2026        334,707
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Pike County Hospital Facilities (Pike Health Services) 1                       6.750       07/01/2017          5,082
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Pleasant Local School District 1                                               5.100       12/01/2018         15,018
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   Port of Greater Cincinnati Devel. Authority (Public Parking
               Infrastructure) 1                                                              6.400       02/15/2034        245,666
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Shawnee State University General Receipts, Series A 1                          7.100       06/01/2009         15,088
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Toledo Multifamily Hsg. (Hillcrest Apartments) 1                               5.300       12/01/2028         25,621
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Toledo-Lucas County Convention & Visitor's Bureau 1                            5.700       10/01/2015         25,538
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   Toledo-Lucas County Port Authority 1                                           5.500       05/15/2020        206,240
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Toledo-Lucas County Port Authority (Crocker Park)                              5.375       12/01/2035         80,144
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Toledo-Lucas County Port Authority (Northwest Ohio) 1                          5.125       11/15/2025        306,120
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Tuscarawas County (Union Hospital Assoc.) 1                                    5.250       10/01/2031         15,726


            31 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                 COUPON         MATURITY     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$     10,000   Warren Waterworks 1                                                            5.000%      11/01/2022    $    10,304
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Zanesville-Muskingum County Port Authority (Anchor Glass Container Corp.) 1   10.250       12/01/2008         45,028
                                                                                                                        -----------
                                                                                                                         10,413,465
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--36.9%
     110,000   Puerto Rico Aqueduct & Sewer Authority 1                                       5.000       07/01/2019        112,580
-----------------------------------------------------------------------------------------------------------------------------------
  39,400,000   Puerto Rico Children's Trust Fund (TASC)                                       3.635 3     05/15/2050      2,593,702
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Puerto Rico Children's Trust Fund (TASC)                                       5.375       05/15/2033         56,732
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Puerto Rico Children's Trust Fund (TASC) 1                                     5.500       05/15/2039        311,280
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Puerto Rico Commonwealth GO 1                                                  5.125       07/01/2031          5,150
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Puerto Rico Electric Power Authority, Series NN 1                              5.125       07/01/2029         52,693
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Puerto Rico HFC 1                                                              5.100       12/01/2018         20,273
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Puerto Rico Highway & Transportation Authority, Series A 1                     5.000       07/01/2038         10,151
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Puerto Rico Highway & Transportation Authority, Series G 1                     5.000       07/01/2042         20,449
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Puerto Rico Highway & Transportation Authority, Series K 1                     5.000       07/01/2040         82,233
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Puerto Rico IMEPCF (American Airlines) 1                                       6.450       12/01/2025         25,132
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                               5.375       02/01/2019         30,915
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals) 1                  5.750       06/01/2029         67,346
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Puerto Rico Municipal Finance Agency, Series A 1                               5.250       08/01/2023        134,361
-----------------------------------------------------------------------------------------------------------------------------------
     420,000   Puerto Rico Port Authority (American Airlines), Series A 1                     6.250       06/01/2026        420,710
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   Puerto Rico Port Authority (American Airlines), Series A                       6.300       06/01/2023        240,002
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Puerto Rico Public Buildings Authority 1                                       5.000       07/01/2036        128,839
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Puerto Rico Public Buildings Authority, Series D 1                             5.125       07/01/2024         41,840
                                                                                                                        -----------
                                                                                                                          4,354,388

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $14,478,255)--125.1%                                                                   14,767,853
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(25.1)                                                                            (2,963,468)
                                                                                                                        -----------
NET ASSETS--100.0%                                                                                                      $11,804,385
                                                                                                                        ===========

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCC       Bethesda Company Care, Inc.
BCG       Bethesda Care Givers
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care
COP       Certificates of Participation
GO        General Obligation
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PP        Professionals PRN, Inc.
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds


            32 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $320,494, which represents 2.72% of the Fund's net assets. See Note 5 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                    VALUE      PERCENT
-------------------------------------------------------------------------------
Tobacco Settlement Payments                          $  2,961,714         20.1%
General Obligation                                      1,807,230         12.2
Manufacturing, Durable Goods                            1,618,058         11.0
Hospital/Health Care                                    1,555,134         10.5
Higher Education                                        1,363,198          9.2
Airlines                                                  928,355          6.3
Marine/Aviation Facilities                                915,816          6.2
Special Assessment                                        683,138          4.6
Multifamily Housing                                       615,967          4.2
Resource Recovery                                         585,871          4.0
Hotels, Restaurants & Leisure                             408,364          2.8
Municipal Leases                                          403,930          2.7
Single Family Housing                                     243,306          1.7
Electric Utilities                                        182,222          1.2
Water Utilities                                           132,930          0.9
Highways/Railways                                         112,833          0.8
Manufacturing, Non-Durable Goods                           95,591          0.6
Pollution Control                                          61,676          0.4
Adult Living Facilities                                    36,882          0.2
Sales Tax Revenue                                          30,531          0.2
Sewer Utilities                                            25,107          0.2
                                                     --------------------------
Total                                                $ 14,767,853        100.0%
                                                     ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            33 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                 COUPON         MATURITY     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--122.8%
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--74.6%
$     10,000   Billerica GO 1                                                                 5.500%      10/15/2016    $    10,115
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   MA Convention Center Authority (Boston Common Parking Garage) 1                5.375       09/01/2013         15,020
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   MA Devel. Finance Agency (Boston Biomedical Research) 1                        5.750       02/01/2029        155,898
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   MA Devel. Finance Agency (Boston University) 1                                 5.375       05/15/2039         54,966
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   MA Devel. Finance Agency (Curry College) 1                                     5.000       03/01/2035        153,147
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   MA Devel. Finance Agency (Curry College) 1                                     5.000       03/01/2036        133,784
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   MA Devel. Finance Agency (Evergreen Center) 1                                  5.500       01/01/2035        245,652
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   MA Devel. Finance Agency (Loomis House/Loomis Communities Obligated Group) 1   5.750       07/01/2023        248,078
-----------------------------------------------------------------------------------------------------------------------------------
     340,000   MA Devel. Finance Agency (Nichols College) 1                                   6.000       10/01/2024        352,723
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   MA Devel. Finance Agency (Pharmacy & Allied Health Sciences) 1                 5.750       07/01/2033        106,860
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   MA Devel. Finance Authority (VOA Ayer) 1                                       6.200       02/20/2046        253,820
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   MA Educational Financing Authority, Issue E 1                                  5.550       07/01/2009         95,747
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   MA Educational Financing Authority, Issue E 1                                  5.850       07/01/2014         15,140
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   MA Educational Financing Authority, Issue G 1                                  6.000       12/01/2016        207,251
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MA H&EFA (Beverly Hospital Corp.) 1                                            5.250       07/01/2023         20,019
-----------------------------------------------------------------------------------------------------------------------------------
     335,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group) 1                              5.750       07/01/2028        348,464
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   MA H&EFA (Holyoke Hospital) 1                                                  6.500       07/01/2015         80,025
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   MA H&EFA (Learning Center for Deaf Children) 1                                 6.125       07/01/2029        102,352
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   MA H&EFA (Lowell General Hospital) 1                                           5.250       06/01/2016         25,721
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   MA H&EFA (New England Medical Center) 1                                        5.375       07/01/2024        125,140
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   MA H&EFA (North Adams Regional Hospital) 1                                     6.750       07/01/2009         66,318
-----------------------------------------------------------------------------------------------------------------------------------
     475,000   MA H&EFA (South Shore Hospital)                                                5.500       07/01/2020        481,398
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group) 1                                     5.300       11/15/2028        204,546
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MA HFA 1                                                                       5.050       12/01/2007         20,015
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   MA HFA 1                                                                       5.200       07/01/2018         10,239
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   MA HFA 1                                                                       5.550       07/01/2027        177,986
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   MA Industrial Finance Agency (Babson College) 1                                5.250       10/01/2027        118,798
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   MA Industrial Finance Agency (Cambridge Friends School) 1                      5.800       09/01/2028        102,046
-----------------------------------------------------------------------------------------------------------------------------------
     415,000   MA Industrial Finance Agency (General Motors Corp.) 1                          5.550       04/01/2009        411,755
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   MA Industrial Finance Agency (Massachussetts American Water Company) 1         6.900       12/01/2029        402,996
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   MA Industrial Finance Agency (Nantucket Electric Company) 1                    5.875       07/01/2017        102,164
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   MA Municipal Wholesale Electric Company Water Supply System 1                  5.000       07/01/2010         30,981
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   MA Port Authority (Delta Air Lines) 1                                          5.000       01/01/2027        178,805
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   MA Port Authority Special Facilities (US Airways) 1                            5.875       09/01/2023        245,218
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   MA Port Authority, Series B 1                                                  5.375       07/01/2027         10,155
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   MA Port Authority, Series E 1                                                  5.000       07/01/2028        120,881
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   MA Turnpike Authority, Series A 1                                              5.000       01/01/2037        112,391
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   MA Turnpike Authority, Series A 1                                              5.125       01/01/2023         20,459


            34 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                 COUPON         MATURITY     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$      5,000   MA Water Pollution Abatement Trust 1                                           5.125%      08/01/2010    $     5,056
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   New England Education Loan Marketing Corp. 1                                   6.900       11/01/2009        316,908
                                                                                                                        -----------
                                                                                                                          5,889,037
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--48.2%
     110,000   Puerto Rico Aqueduct & Sewer Authority 1                                       5.000       07/01/2019        112,580
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Puerto Rico Children's Trust Fund (TASC) 1                                     5.500       05/15/2039        207,520
-----------------------------------------------------------------------------------------------------------------------------------
  24,800,000   Puerto Rico Children's Trust Fund (TASC)                                       6.418 2     05/15/2050      1,632,584
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Puerto Rico Electric Power Authority, Series NN 1                              5.125       07/01/2029        210,770
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Puerto Rico IMEPCF (American Airlines) 1                                       6.450       12/01/2025         70,370
-----------------------------------------------------------------------------------------------------------------------------------
   1,200,000   Puerto Rico Port Authority (American Airlines), Series A 1                     6.250       06/01/2026      1,202,028
-----------------------------------------------------------------------------------------------------------------------------------
     315,000   Puerto Rico Port Authority (American Airlines), Series A                       6.300       06/01/2023        315,006
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   University of Puerto Rico, Series O 1                                          5.375       06/01/2030         50,234
                                                                                                                        -----------
                                                                                                                          3,801,092

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $9,554,754)--122.8%                                                                     9,690,129
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(22.8)                                                                            (1,799,961)
                                                                                                                        -----------
NET ASSETS--100.0%                                                                                                      $ 7,890,168
                                                                                                                        ===========

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CC        Caritas Christi
CH        Carney Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
HFA       Housing Finance Agency
HFH       Holy Family Hospital
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
SEMCB     St. Elizabeth's Medical Center of Boston
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
VC        VinFen Corp
VCS       VinFen Clinical Services
VRHS      Valley Regional Health System


            35 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                    VALUE      PERCENT
-------------------------------------------------------------------------------
Airlines                                             $  2,011,427         20.8%
Tobacco Settlement Payments                             1,840,104         19.0
Hospital/Health Care                                    1,599,709         16.5
Higher Education                                        1,287,420         13.3
Water Utilities                                           520,632          5.4
Not-for-Profit Organization                               503,902          5.2
Manufacturing, Durable Goods                              411,755          4.1
Electric Utilities                                        343,915          3.5
Student Loans                                             318,138          3.3
Adult Living Facilities                                   253,820          2.6
Multifamily Housing                                       188,225          1.9
Highways/Railways                                         132,850          1.4
Marine/Aviation Facilities                                131,036          1.4
Education                                                 102,046          1.1
Single Family Housing                                      20,015          0.2
Parking Fee Revenue                                        15,020          0.2
General Obligation                                         10,115          0.1
                                                     --------------------------
Total                                                $  9,690,129        100.0%
                                                     ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            36 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                 COUPON         MATURITY     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--134.2%
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--97.0%
$     25,000   Alexandria IDA (Alexandria Hospital) 1                                         5.500%      07/01/2014    $    25,036
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Alexandria IDA Educational Facilities (Episcopal High School) 1                5.250       01/01/2010         10,178
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Alexandria IDA Pollution Control (Potomac Electric Power Company) 1            5.375       02/15/2024         80,062
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   Alexandria IDA Pollution Control (Potomac Electric Power Company) 1            5.375       02/15/2024        145,187
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Alexandria Redevel. & Hsg. Authority (Buckingham Village Apartments) 1         5.500       01/01/2029        117,441
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Alexandria Redevel. & Hsg. Authority (Pershing Drive Associates) 1             5.450       07/01/2018         10,211
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   Bedford County IDA (Georgia-Pacific Corp.) 1                                   5.600       12/01/2025        180,229
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Bedford County IDA (Georgia-Pacific Corp.) 1                                   6.550       12/01/2025         26,052
-----------------------------------------------------------------------------------------------------------------------------------
     265,000   Buena Vista Public Recreational Facilities Authority (Golf Course) 1           5.500       07/15/2035        280,794
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Celebrate South Community Devel. Authority Special Assessment 1                6.250       03/01/2037        206,818
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Chesapeake Water & Sewer 1                                                     5.000       12/01/2025         15,197
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Danville IDA Educational Facilities (Averett University) 1                     6.000       03/15/2016         73,135
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Fairfax County Redevel. & Hsg. Authority (Paul Spring Retirement Center) 1     6.000       12/15/2028         20,647
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Fairfax County Water Authority 1                                               6.000       04/01/2022        118,605
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Farms New Kent Community Devel. Authority Special Assessment 1                 5.800       03/01/2036        251,015
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Giles County IDA (Hoechst Celanese Corp.) 1                                    5.950       12/01/2025         45,253
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Giles County IDA (Hoechst Celanese Corp.) 1                                    6.450       05/01/2026         50,842
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Giles County IDA (Hoechst Celanese Corp.) 1                                    6.625       12/01/2022        200,626
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Goochland County IDA (Georgia-Pacific Corp.) 1                                 5.650       12/01/2025         25,219
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Henrico County IDA (Governmental) 1                                            5.600       06/01/2016         76,609
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Henrico County IDA (Governmental) 1                                            5.600       06/01/2017        102,144
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   James City County IDA (Anheuser-Busch Companies) 1                             6.000       04/01/2032         51,022
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Lexington IDA Hospital Facility (Stonewall Jackson Hospital) 1                 5.750       07/01/2007         40,091
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Loudoun County IDA (Dulles Airport Marriott Hotel) 1                           7.125       09/01/2015         35,591
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Loudoun County IDA (George Washington University) 1                            6.250       05/15/2022         25,047
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Louisa IDA Pollution Control (Virginia Electric & Power Company) 1             5.450       01/01/2024         60,378
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Lynchburg Redevel. & Hsg. Authority (Waldon Pond III) 1                        6.200       07/20/2027         30,857
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Manassas GO, Series B 1                                                        6.000       05/01/2014         10,215
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   New Port CDA 1                                                                 5.600       09/01/2036        102,768
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Norfolk IDA (Comfort Inn-Naval Station) 1                                      7.000       12/01/2016         19,996
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Norfolk Redevel. & Hsg. Authority (First Mtg.-Retirement Community) 1          6.125       01/01/2035        119,659
-----------------------------------------------------------------------------------------------------------------------------------
     315,000   Norfolk Water 1                                                                5.375       11/01/2023        315,406
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   Norfolk Water 1                                                                5.900       11/01/2025        107,277
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Norton IDA (Norton Community Hospital) 1                                       6.000       12/01/2022        269,400
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Pittsylvania County IDA (Multitrade of Pittsylvania) 1                         7.450       01/01/2009        101,573
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Pittsylvania County IDA (Multitrade of Pittsylvania) 1                         7.500       01/01/2014        152,393
-----------------------------------------------------------------------------------------------------------------------------------
     900,000   Pittsylvania County IDA (Multitrade of Pittsylvania) 1                         7.550       01/01/2019        913,860
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Portsmouth Redevel. & Hsg. Authority (Chowan Apartments) 1                     5.850       12/20/2030         36,027
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Prince William County IDA (Melrose Apartments) 1                               5.400       01/01/2029         77,515


            37 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                 COUPON         MATURITY     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$     85,000   Prince William County IDA (Prince William Hospital) 1                          5.250%      04/01/2019    $    85,064
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Prince William County IDA (Westminster Presbyterian Retirement Community) 1    6.625       01/01/2026          5,106
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Richmond Redevel. & Hsg. Authority (Tobacco Row) 1                             7.400       11/20/2031         55,092
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Rockingham County IDA (PV/NISH/VMRC/VMH Obligated Group) 1                     5.750       04/01/2019         10,013
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Southampton County IDA Medical Facilities Mtg. 1                               5.625       01/15/2022         92,918
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Stafford County COP 1                                                          5.000       11/01/2009         50,059
-----------------------------------------------------------------------------------------------------------------------------------
     325,000   Suffolk IDA (Lake Prince Center) 1                                             5.300       09/01/2031        330,961
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   VA College Building Authority Educational Facilities (Regent University) 1     5.000       06/01/2036        204,530
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   VA Gateway Community Devel. Authority 1                                        6.375       03/01/2030        272,890
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.450       05/01/2012         67,115
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.500       05/01/2013         10,328
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.750       11/01/2009         15,311
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.800       11/01/2009         15,345
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.950       05/01/2009         10,150
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   VA Hsg. Devel. Authority (Multifamily) 1                                       6.050       11/01/2017         15,342
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   VA Hsg. Devel. Authority (Multifamily) 1                                       6.300       05/01/2017         20,453
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                       5.625       10/01/2020         20,790
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   VA Hsg. Devel. Authority, Series B 1                                           5.500       03/01/2021         20,781
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   VA Hsg. Devel. Authority, Series B 1                                           5.950       05/01/2016         10,224
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   VA Hsg. Devel. Authority, Series E 1                                           5.700       05/01/2011         50,934
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   VA Hsg. Devel. Authority, Series H 1                                           5.625       11/01/2022         20,601
-----------------------------------------------------------------------------------------------------------------------------------
     155,000   VA Hsg. Devel. Authority, Series J 1                                           6.250       05/01/2015        158,505
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   VA Hsg. Devel. Authority, Series L 1                                           5.950       11/01/2009        106,548
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   VA Port Authority 1                                                            5.500       07/01/2024          5,107
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   VA Tobacco Settlement Authority (TASC) 1                                       5.500       06/01/2026        126,148
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   VA Tobacco Settlement Authority (TASC) 1                                       5.625       06/01/2037        105,484
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Virginia Beach Devel. Authority Residential & Health Care Facility
               (Our Lady of Perpetual Help Health Center) 1                                   6.150       07/01/2027         46,399
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   West Point IDA (Chesapeake Corp.) 1                                            6.375       03/01/2019         20,194
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   West Point IDA Solid Waste (Chesapeake Corp.) 1                                6.250       03/01/2019         25,002
                                                                                                                        -----------
                                                                                                                          6,507,769
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--37.2%
     100,000   Puerto Rico Aqueduct & Sewer Authority 1                                       5.000       07/01/2019        102,345
-----------------------------------------------------------------------------------------------------------------------------------
  25,800,000   Puerto Rico Children's Trust Fund (TASC)                                       6.417 2     05/15/2050      1,698,414
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Puerto Rico Electric Power Authority, Series NN 1                              5.125       07/01/2029         52,693
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Puerto Rico HBFA 1                                                             6.100       10/01/2015          5,059
-----------------------------------------------------------------------------------------------------------------------------------
     420,000   Puerto Rico Port Authority (American Airlines), Series A 1                     6.250       06/01/2026        420,710
-----------------------------------------------------------------------------------------------------------------------------------
     215,000   Puerto Rico Port Authority (American Airlines), Series A                       6.300       06/01/2023        215,004
                                                                                                                        -----------
                                                                                                                          2,494,225


            38 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

                                                                                                                              VALUE
                                                                                                                         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $8,870,509)--134.2%                                                                   $ 9,001,994
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(34.2)                                                                            (2,293,304)
                                                                                                                        -----------
NET ASSETS--100.0%                                                                                                      $ 6,708,690
                                                                                                                        ===========

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CDA       Communities Devel. Authority
COP       Certificates of Participation
GO        General Obligation
HBFA      Housing Bank and Finance Agency
IDA       Industrial Devel. Agency
NISH      National Industries for the Severely Handicapped
PV        Park Village
TASC      Tobacco Settlement Asset-Backed Bonds
VMH       Virginia Mennonite Home
VMRC      Virginia Mennonite Retirement Community

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                    VALUE      PERCENT
-------------------------------------------------------------------------------
Tobacco Settlement Payments                          $  1,930,046         21.4%
Electric Utilities                                      1,220,519         13.6
Multifamily Housing                                       859,360          9.4
Special Assessment                                        833,491          9.3
Water Utilities                                           658,830          7.3
Airlines                                                  635,714          7.1
Hospital/Health Care                                      574,027          6.4
Adult Living Facilities                                   450,620          5.0
Manufacturing, Non-Durable Goods                          347,743          3.9
Higher Education                                          302,712          3.4
Pollution Control                                         285,627          3.2
Sports Facility Revenue                                   280,794          3.1
Paper, Containers & Packaging                             276,696          3.1
Municipal Leases                                          228,812          2.5
Hotels, Restaurants & Leisure                              55,587          0.6
Single Family Housing                                      35,916          0.4
General Obligation                                         10,215          0.1
Education                                                  10,178          0.1
Marine/Aviation Facilities                                  5,107          0.1
                                                     --------------------------
Total                                                $  9,001,994        100.0%
                                                     ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            39 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENTS OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

                                                                    OPPENHEIMER    OPPENHEIMER     OPPENHEIMER    OPPENHEIMER
                                                                      ROCHESTER      ROCHESTER       ROCHESTER      ROCHESTER
                                                                       MICHIGAN           OHIO   MASSACHUSETTS       VIRGINIA
                                                                      MUNICIPAL      MUNICIPAL       MUNICIPAL      MUNICIPAL
September 30, 2006                                                         FUND           FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $13,965,569, $14,478,255, $9,554,754 and $8,870,509, respectively)--see accompanying statements
of investments                                                     $ 14,249,271   $ 14,767,853   $   9,690,129   $  9,001,994
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                    326,868        160,525         149,044          8,119
------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                       29,865         91,398       1,130,003        398,369
Interest                                                                174,974        173,270         138,150        115,495
Investments sold                                                         90,850          5,000              --             --
Other                                                                     1,148          1,204           1,491            525
                                                                   -----------------------------------------------------------
Total assets                                                         14,872,976     15,199,250      11,108,817      9,524,502

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                    3,700,000      3,200,000       3,200,000      2,800,000
Investments purchased                                                   474,340        171,518              --             --
Interest expense                                                         16,834         13,022          13,153         10,648
Dividends                                                                 4,399          5,856           3,335          3,121
Distribution and service plan fees                                        1,821          1,898           1,656          1,521
Shareholder communications                                                  245            248             242            226
Shares of beneficial interest redeemed                                       --            802              --             --
Transfer and shareholder servicing agent fees                               197            245             137             64
Trustees' compensation                                                      100             93              79             76
Other                                                                     1,182          1,183              47            156
                                                                   -----------------------------------------------------------
Total liabilities                                                     4,199,118      3,394,865       3,218,649      2,815,812

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                         $ 10,673,858   $ 11,804,385   $   7,890,168   $  6,708,690
                                                                   ===========================================================

------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                         $        752   $        884   $         560   $        517
------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                           10,333,116     11,465,221       7,723,828      6,545,066
------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                        54,392         48,687          30,578         31,622
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                       1,896             (5)           (173)            --
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                              283,702        289,598         135,375        131,485
                                                                   -----------------------------------------------------------
NET ASSETS                                                         $ 10,673,858   $ 11,804,385   $   7,890,168   $  6,708,690
                                                                   ===========================================================


            40 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENTS OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                    OPPENHEIMER    OPPENHEIMER     OPPENHEIMER    OPPENHEIMER
                                                                      ROCHESTER      ROCHESTER       ROCHESTER      ROCHESTER
                                                                       MICHIGAN           OHIO   MASSACHUSETTS       VIRGINIA
                                                                      MUNICIPAL      MUNICIPAL       MUNICIPAL      MUNICIPAL
                                                                           FUND           FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Class A Shares:

Net asset value and redemption price per share (based on net assets and shares of beneficial interest outstanding)
Net assets                                                         $ 10,461,000   $ 11,401,763   $   7,675,606   $  6,586,186
Shares of benefical interest outstanding                                737,119        853,925         544,525        507,542
Per share                                                          $      14.19   $      13.35   $       14.10   $      12.98
Maximum offering price per share (net asset value
plus sales charge of 4.75% of offering price)                      $      14.90   $      14.02   $       14.80   $      13.63
------------------------------------------------------------------------------------------------------------------------------
Class B Shares:

Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets and shares of beneficial
interest outstanding)
Net assets                                                         $     11,512   $    273,998   $      88,848   $      6,837
Shares of benefical interest outstanding                                    811         20,527           6,306            527
Per share                                                          $      14.19   $      13.35   $       14.09   $      12.97
------------------------------------------------------------------------------------------------------------------------------
Class C Shares:

Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets and shares of beneficial
interest outstanding)
Net assets                                                         $    201,346   $    128,624   $     125,714   $    115,667
Shares of benefical interest outstanding                                 14,192          9,637           8,924          8,924
Per share                                                          $      14.19   $      13.35   $       14.09   $      12.96

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            41 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENTS OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

                                                                    OPPENHEIMER    OPPENHEIMER     OPPENHEIMER    OPPENHEIMER
                                                                      ROCHESTER      ROCHESTER       ROCHESTER      ROCHESTER
                                                                       MICHIGAN           OHIO   MASSACHUSETTS       VIRGINIA
                                                                      MUNICIPAL      MUNICIPAL       MUNICIPAL      MUNICIPAL
For the Period Ended September 30, 2006                                  FUND 1         FUND 1          FUND 2         FUND 2
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                           $    160,346   $    154,175   $      85,251   $     83,276

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Management fees                                                          12,024         12,259           6,671          6,282
------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   1,771          1,770           1,615          1,501
Class B                                                                      13            402             102              3
Class C                                                                     210            187              74             77
------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                     226            310             160             59
Class B                                                                      24             54              29             --
Class C                                                                      30             29               3             24
------------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                     229            232             241            214
Class B                                                                      --              6               1             --
Class C                                                                      19             16              --             13
------------------------------------------------------------------------------------------------------------------------------
Interest expense                                                         42,707         32,080          20,186         21,233
------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                 771            707           4,276          1,123
------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                      100             93              79             76
------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                  39             73              19             35
------------------------------------------------------------------------------------------------------------------------------
Other                                                                     2,941          2,448           1,363          1,411
                                                                   -----------------------------------------------------------
Total expenses                                                           61,104         50,666          34,819         32,051
Less waivers and reimbursements of expenses                             (43,207)       (32,115)        (24,808)       (22,693)
                                                                   -----------------------------------------------------------
Net expenses                                                             17,897         18,551          10,011          9,358

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   142,449        135,624          75,240         73,918

------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   1,896             (5)           (173)            --
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    283,702        289,598         135,375        131,485

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    428,047   $    425,217   $     210,442   $    205,403
                                                                   ===========================================================

1. For the period from June 21, 2006 (commencement of operations) to September 30, 2006.

2. For the period from July 18, 2006 (commencement of operations) to September 30, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            42 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS  Unaudited
--------------------------------------------------------------------------------

                                                                    OPPENHEIMER    OPPENHEIMER     OPPENHEIMER    OPPENHEIMER
                                                                      ROCHESTER      ROCHESTER       ROCHESTER      ROCHESTER
                                                                       MICHIGAN           OHIO   MASSACHUSETTS       VIRGINIA
                                                                      MUNICIPAL      MUNICIPAL       MUNICIPAL      MUNICIPAL
Period Ended September 30, 2006                                          FUND 1         FUND 1          FUND 3         FUND 3
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $    142,449   $    135,624   $      75,240   $     73,918
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                  1,896             (5)           (173)            --
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                   283,702        289,598         135,375        131,485
                                                                   ------------------------------------------------------------
Net increase in net assets resulting from operations                    428,047        425,217         210,442        205,403

-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (87,357)       (84,957)        (44,144)       (42,087)
Class B                                                                     (48)        (1,364)           (309)            (6)
Class C                                                                    (652)          (616)           (209)          (203)

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                              10,024,741     10,973,519       7,411,693      6,324,380
Class B                                                                  10,289        266,133          86,627          5,813
Class C                                                                 196,838        124,453         124,068        113,390

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Total increase                                                       10,571,858     11,702,385       7,788,168      6,606,690
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                     102,000 2      102,000 2       102,000 4      102,000 4
-------------------------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment income*
for the period ended September 30, 2006)                           $ 10,673,858   $ 11,804,385   $   7,890,168   $  6,708,690
                                                                   ============================================================
*Net investment income                                             $     54,392   $     48,687   $      30,578   $     31,622

1. For the period from June 21, 2006 (commencement of operations) to September 30, 2006.

2. Reflects the value of the Managers initial seed money investment on May 10, 2006.

3. For the period from July 18, 2006 (commencement of operations) to September 30, 2006.

4. Reflects the value of the Manager's initial seed money investment on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            43 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

For the Period Ended September 30, 2006 1
-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                                       $    428,047
-------------------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                                                  (9,445,216)
Proceeds from disposition of investment securities                                                                    395,640
Short-term investment securities, net                                                                              (4,901,735)
Premium amortization                                                                                                   15,234
Discount accretion                                                                                                    (27,596)
Net realized gain on investments                                                                                       (1,896)
Net change in unrealized appreciation on investments                                                                 (283,702)
Increase in interest receivable                                                                                      (174,974)
Increase in receivable for securities sold                                                                            (90,850)
Increase in other assets                                                                                               (1,148)
Increase in payable for securities purchased                                                                          474,340
Increase in payable for accrued expenses                                                                               20,379
                                                                                                                 --------------
Net cash used in operating activities                                                                             (13,593,477)

-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                                                        7,500,000
Payments on bank borrowing                                                                                         (3,800,000)
Proceeds from shares sold                                                                                          10,195,201
Cash distributions paid                                                                                               (76,856)
                                                                                                                 -------------
Net cash provided by financing activities                                                                          13,818,345

-------------------------------------------------------------------------------------------------------------------------------
Net increase in cash                                                                                                  224,868
-------------------------------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                                               102,000 2
                                                                                                                 --------------
Cash, ending balance                                                                                             $    326,868
                                                                                                                 ==============
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $6,802.
Cash paid for interest on bank borrowings--$25,873.

1. For the period from June 21, 2006 (commencement of operations) to September 30, 2006.

2. Reflects the value of the Manager's initial seed money on May 10, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            44 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

For the Period Ended September 30, 2006 1
-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                                       $    425,217
-------------------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                                                 (11,741,118)
Short-term investment securities, net                                                                              (2,720,095)
Premium amortization                                                                                                   10,566
Discount accretion                                                                                                    (27,613)
Net realized loss on investments                                                                                            5
Net change in unrealized appreciation on investments                                                                 (289,598)
Increase in interest receivable                                                                                      (173,270)
Increase in receivable for securities sold                                                                             (5,000)
Increase in other assets                                                                                               (1,204)
Increase in payable for securities purchased                                                                          171,518
Increase in payable for accrued expenses                                                                               16,689
                                                                                                                 --------------
Net cash used in operating activities                                                                             (14,333,903)

-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                                                        7,300,000
Payments on bank borrowing                                                                                         (4,100,000)
Proceeds from shares sold                                                                                          11,390,162
Payments on shares redeemed                                                                                          (122,510)
Cash distributions paid                                                                                               (75,224)
                                                                                                                 --------------
Net cash provided by financing activities                                                                          14,392,428

-------------------------------------------------------------------------------------------------------------------------------
Net increase in cash                                                                                                   58,525
-------------------------------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                                               102,000 2
                                                                                                                 --------------
Cash, ending balance                                                                                             $    160,525
                                                                                                                 ==============
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $5,857.
Cash paid for interest on bank borrowings--$19,058.

1. For the period from June 21, 2006 (commencement of operations) to September 30, 2006.

2. Reflects the value of the Manager's initial seed money on May 10, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            45 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

STATEMENT OF CASH FLOWS  Unaudited / Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

For the Period Ended September 30, 2006 1
-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                                       $    210,442
-------------------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                                                  (5,437,208)
Proceeds from disposition of investment securities                                                                    100,000
Short-term investment securities, net                                                                              (4,205,338)
Premium amortization                                                                                                    4,694
Discount accretion                                                                                                    (17,074)
Net realized loss on investments                                                                                          173
Net change in unrealized depreciation on investments                                                                 (135,375)
Increase in interest receivable                                                                                      (138,150)
Increase in other assets                                                                                               (1,491)
Increase in payable for accrued expenses                                                                               15,313
                                                                                                                 --------------
Net cash used in operating activities                                                                              (9,604,014)

-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                                                        4,100,000
Payments on bank borrowing                                                                                           (900,000)
Proceeds from shares sold                                                                                           6,495,400
Payment on shares redeemed                                                                                             (5,000)
Cash distributions paid                                                                                               (39,342)
                                                                                                                 --------------
Net cash provided by financing activities                                                                           9,651,058

-------------------------------------------------------------------------------------------------------------------------------
Net increase in cash                                                                                                   47,044
-------------------------------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                                               102,000 2
                                                                                                                 --------------
Cash, ending balance                                                                                             $    149,044
                                                                                                                 ==============
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $1,985.
Cash paid for interest on bank borrowings--$7,033.

1. For the period from July 18, 2006 (commencement of operations) to September 30, 2006.

2. Reflects the value of the Manager's initial seed money invested on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            46 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

For the Period Ended September 30, 2006 1
-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                                       $    205,403
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                                                  (4,458,578)
Short-term investment securities, net                                                                              (4,403,558)
Premium amortization                                                                                                    8,688
Discount accretion                                                                                                    (17,061)
Net change in unrealized appreciation on investments                                                                 (131,485)
Increase in interest receivable                                                                                      (115,495)
Increase in other assets                                                                                                 (525)
Increase in payable for accrued expenses                                                                               12,691
                                                                                                                 --------------
Net cash used in operating activities                                                                              (8,899,920)

-------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                                                        3,700,000
Payments on bank borrowing                                                                                           (900,000)
Proceeds from shares sold                                                                                           6,044,631
Cash distributions paid                                                                                               (38,592)
                                                                                                                 --------------
Net cash provided by financing activities                                                                           8,806,039

-------------------------------------------------------------------------------------------------------------------------------
Net decrease in cash                                                                                                  (93,881)
-------------------------------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                                               102,000 2
                                                                                                                 --------------
Cash, ending balance                                                                                             $      8,119
                                                                                                                 ==============
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $583.
Cash paid for interest on bank borrowings--$10,585.

1. For the period from July 18, 2006 (commencement of operations) to September 30, 2006.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            47 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

                                                               CLASS A                 CLASS B                 CLASS C
                                                                PERIOD                  PERIOD                  PERIOD
                                                                 ENDED                   ENDED                   ENDED
                                                  SEPTEMBER 30, 2006 1    SEPTEMBER 30, 2006 1    SEPTEMBER 30, 2006 1
                                                           (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.60                $  13.60                $  13.60
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .25                     .22                     .22
Net realized and unrealized gain                                   .48                     .49                     .48
                                                              ---------------------------------------------------------
Total from investment operations                                   .73                     .71                     .70
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.14)                   (.12)                   (.11)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  14.19                $  14.19                $  14.19
                                                              =========================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                5.48%                   5.37%                   5.32%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 10,461                $     12                $    201
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  7,843                $      5                $     79
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             6.44%                   5.82%                   5.62%
Total expenses                                                    2.74%                   5.31%                   3.97%
Expenses after payments and waivers and
reduction to custodian expenses                                   0.80%                   1.55%                   1.55%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              5%                      5%                      5%

1. For the period from June 21, 2006 (commencement of operations) to September 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            48 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

                                                               CLASS A                 CLASS B                 CLASS C
                                                                PERIOD                  PERIOD                  PERIOD
                                                                 ENDED                   ENDED                   ENDED
                                                  SEPTEMBER 30, 2006 1    SEPTEMBER 30, 2006 1    SEPTEMBER 30, 2006 1
                                                           (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.80                $  12.80                $  12.80
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .22                     .20                     .19
Net realized and unrealized gain                                   .47                     .46                     .47
                                                              ---------------------------------------------------------
Total from investment operations                                   .69                     .66                     .66
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.14)                   (.11)                   (.11)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  13.35                $  13.35                $  13.35
                                                              =========================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                5.54%                   5.31%                   5.31%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 11,402                $    274                $    128
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  7,870                $    150                $     70
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             6.02%                   5.39%                   5.19%
Total expenses                                                    2.21%                   3.40%                   3.41%
Expenses after payments and waivers and
reduction to custodian expenses                                   0.80%                   1.55%                   1.55%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              0%                      0%                      0%

1. For the period from June 21, 2006 (commencement of operations) to September 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            49 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

                                                               CLASS A                 CLASS B                 CLASS C
                                                                PERIOD                  PERIOD                  PERIOD
                                                                 ENDED                   ENDED                   ENDED
                                                  SEPTEMBER 30, 2006 1    SEPTEMBER 30, 2006 1    SEPTEMBER 30, 2006 1
                                                           (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.70                $  13.70                $  13.70
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .18                     .16                     .15
Net realized and unrealized gain                                   .32                     .30                     .32
                                                              ---------------------------------------------------------
Total from investment operations                                   .50                     .46                     .47
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.10)                   (.07)                   (.08)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  14.10                $  14.09                $  14.09
                                                              =========================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                3.63%                   3.37%                   3.40%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $  7,675                $     89                $    126
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  5,915                $     51                $     39
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             6.11%                   5.59%                   5.33%
Total expenses                                                    2.80%                   4.53%                   4.46%
Expenses after payments and waivers and
reduction to custodian expenses                                   0.80%                   1.55%                   1.55%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              2%                      2%                      2%

1. For the period from July 18, 2006 (commencement of operations) to September 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            50 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

                                                               CLASS A                 CLASS B                 CLASS C
                                                                PERIOD                  PERIOD                  PERIOD
                                                                 ENDED                   ENDED                   ENDED
                                                  SEPTEMBER 30, 2006 1    SEPTEMBER 30, 2006 1    SEPTEMBER 30, 2006 1
                                                           (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.60                $  12.60                $  12.60
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .17                     .11                     .13
Net realized and unrealized gain                                   .30                     .34                     .29
                                                              ---------------------------------------------------------
Total from investment operations                                   .47                     .45                     .42
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.09)                   (.08)                   (.06)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  12.98                $  12.97                $  12.96
                                                              =========================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                3.72%                   3.48%                   3.30%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $  6,586                $      7                $    116
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  5,607                $      1                $     38
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             6.38%                   4.24%                   5.11%
Total expenses                                                    2.75%                   3.14%                   4.09%
Expenses after payments and waivers and
reduction to custodian expenses                                   0.80%                   1.33%                   1.55%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              0%                      0%                      0%

1. For the period from July 18, 2006 (commencement of operations) to September 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            51 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester Michigan Municipal Fund, Oppenheimer Rochester Ohio Municipal Fund, Oppenheimer Rochester Massachusetts Municipal Fund and Oppenheimer Rochester Virginia Municipal Fund (the Funds) are each non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The investment objective of each of the Funds is to seek a high level of current interest income exempt from federal and its state income taxes for individual investors as is consistent with preservation of capital. The Funds' investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Funds offer Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Funds in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Funds.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Funds' assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, identified by the portfolio pricing service, prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Funds' assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


            52 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------
FEDERAL TAXES. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Funds have adopted an unfunded retirement plan for the Funds' independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the period ended September 30, 2006, the Funds' projected benefit obligations were increased resulting in an accumulated liability. Activity for the trustees' compensation is as follows:

                                                                                  ACCUMULATED
                                                           INCREASED   PAYMENTS     LIABILITY
      ----------------------------------------------------------------------------------------
      Oppenheimer Rochester Michigan Municipal Fund              $62        $--           $62
      Oppenheimer Rochester Ohio Municipal Fund                   57         --            57
      Oppenheimer Rochester Massachusetts Municipal Fund          49         --            49
      Oppenheimer Rochester Virginia Municipal Fund               47         --            47

The Funds' Board of Trustees have adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Funds or in other Oppenheimer funds selected by the Trustee. The Funds purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in the Funds' assets equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statements of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Funds, and will not materially affect the Funds' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of their custodian accounts during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds pay interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Funds, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Funds during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


            53 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Funds' organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Funds have authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the Funds were as follows:

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

                                                                PERIOD ENDED SEPTEMBER 30, 2006 1,2
                                                              SHARES                         AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                                         729,317                   $ 10,018,438
Dividends and/or distributions reinvested                        449                          6,303
                                                             --------------------------------------
Net increase                                                 729,766                   $ 10,024,741
                                                             ======================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                                             735                   $     10,254
Dividends and/or distributions reinvested                          2                             35
                                                             --------------------------------------
Net increase                                                     737                   $     10,289
                                                             ======================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                                                          14,085                   $    196,374
Dividends and/or distributions reinvested                         33                            464
                                                             --------------------------------------
Net increase                                                  14,118                   $    196,838
                                                             ======================================

1. For the period from June 21, 2006 (commencement of operations) to September 30, 2006.

2. The Fund sold 7,352,941 Class A shares at a value of $100,000 and 73,529 shares of each Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 10, 2006.

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

                                                                PERIOD ENDED SEPTEMBER 30, 2006 1,2
                                                              SHARES                         AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                                         855,283                   $ 11,091,841
Dividends and/or distributions reinvested                        349                          4,640
Redeemed                                                      (9,520)                      (122,962)
                                                             --------------------------------------
Net increase                                                 846,112                   $ 10,973,519
                                                             ======================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                                          20,425                   $    265,824
Dividends and/or distributions reinvested                         50                            659
Redeemed                                                         (26)                          (350)
                                                             --------------------------------------
Net increase                                                  20,449                   $    266,133
                                                             ======================================


            54 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND Continued

                                                                PERIOD ENDED SEPTEMBER 30, 2006 1,2
                                                              SHARES                         AMOUNT
---------------------------------------------------------------------------------------------------
CLASS C
Sold                                                           9,517                   $    123,895
Dividends and/or distributions reinvested                         42                            558
                                                             --------------------------------------
Net increase                                                   9,559                   $    124,453
                                                             ======================================

1. For the period from June 21, 2006 (commencement of operations) to September 30, 2006.

2. The Fund sold 7,812.50 Class A shares at a value of $100,000 and 78,125 shares of each Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 10, 2006.

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

                                                                PERIOD ENDED SEPTEMBER 30, 2006 1,2
                                                              SHARES                         AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                                         537,461                   $  7,414,980
Dividends and/or distributions reinvested                        122                          1,713
Redeemed                                                        (357)                        (5,000)
                                                             --------------------------------------
Net increase                                                 537,226                   $  7,411,693
                                                             ======================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                                           6,223                   $     86,483
Dividends and/or distributions reinvested                         10                            144
                                                             --------------------------------------
Net increase                                                   6,233                   $     86,627
                                                             ======================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                                                           8,842                   $    123,940
Dividends and/or distributions reinvested                          9                            128
                                                             --------------------------------------
Net increase                                                   8,851                   $    124,068
                                                             ======================================

1. For the period from July 18, 2006 (commencement of operations) to September 30, 2006.

2. The Fund sold 7,299.27 Class A shares at a value of $100,000 and 72,993 shares of each Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

                                                                PERIOD ENDED SEPTEMBER 30, 2006 1,2
                                                              SHARES                         AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                                         499,562                   $  6,323,828
Dividends and/or distributions reinvested                         43                            552
                                                             --------------------------------------
Net increase                                                 499,605                   $  6,324,380
                                                             ======================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                                             448                   $      5,813
                                                             --------------------------------------
Net increase                                                     448                   $      5,813
                                                             ======================================


            55 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND Continued

                                                                PERIOD ENDED SEPTEMBER 30, 2006 1,2
                                                              SHARES                         AMOUNT
---------------------------------------------------------------------------------------------------
CLASS C
Sold                                                           8,843                   $    113,359
Dividends and/or distributions reinvested                          2                             31
                                                             --------------------------------------
Net increase                                                   8,845                   $    113,390
                                                             ======================================

1. For the period from July 18, 2006 (commencement of operations) to September 30, 2006.

2. The Fund sold 7,936,508 Class A shares at a value of $100,000 and 79,365 shares of each Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 31, 2006.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended September 30, 2006, were as follows:

                                                              INVESTMENT SECURITIES

                                                            PURCHASES              SALES
            ----------------------------------------------------------------------------
            Oppenheimer Rochester Michigan
            Municipal Fund                                $ 9,445,216        $   395,640
            Oppenheimer Rochester Ohio
            Municipal Fund                                 11,741,118                 --
            Oppenheimer Rochester Massachusetts
            Municipal Fund                                  5,437,208            100,000
            Oppenheimer Rochester Virginia
            Municipal Fund                                  4,458,578                 --

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with each of the Funds which provides for a fee at an average annual rate as shown in the following table:

            FEE SCHEDULE FOR THE FUNDS
            ----------------------------------------------------
            Up to $500 million of net assets               0.55%
            Next $500 million of net assets                0.50
            Next $500 million of net assets                0.45
            Over $1.5 billion of net assets                0.40

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Funds. The Funds each pay OFS a per account fee. For the period ended September 30, 2006, the Funds paid OFS for services to the following:

            ----------------------------------------------------------------
            Oppenheimer Rochester Michigan Municipal Fund            $   83
            Oppenheimer Rochester Ohio Municipal Fund                   148
            Oppenheimer Rochester Massachusetts Municipal Fund           55
            Oppenheimer Rochester Virginia Municipal Fund                19

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with each of the Funds, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Funds' principal underwriter in the continuous public offering of the Funds' classes of shares.


            56 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Funds have each adopted a Service Plan (the
Plan) for Class A shares. The Funds reimburse the Distributor for a portion of their costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Funds. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Funds under the Plan are detailed in the Statements of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Funds have each adopted Distribution and Service Plans (the Plans) for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Funds pay the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Funds or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Funds of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Funds under the Plans are detailed in the Statements of Operations. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B and Class C shares were as follows:

                                                              CLASS B    CLASS C
            --------------------------------------------------------------------
            Oppenheimer Rochester Michigan Municipal Fund     $    --    $ 2,670
            Oppenheimer Rochester Ohio Municipal Fund             691      1,884
            Oppenheimer Rochester Massachusetts
            Municipal Fund                                      1,523     10,075
            Oppenheimer Rochester Virginia Municipal Fund         274        961

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Funds. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares are shown in the table below for the period ended September 30, 2006.

                                                               CLASS A          CLASS B          CLASS C
                                              CLASS A       CONTINGENT       CONTINGENT       CONTINGENT
                                            FRONT-END         DEFERRED         DEFERRED         DEFERRED
                                        SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                                          RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
                                          DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
Oppenheimer Rochester Michigan
Municipal Fund                              $   9,048        $      --        $      --        $      --
Oppenheimer Rochester Ohio
Municipal Fund                                 10,952               --               --               --
Oppenheimer Rochester Massachusetts
Municipal Fund                                  5,082               --               --               --
Oppenheimer Rochester Virginia
Municipal Fund                                  1,088               --               --               --

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Funds for certain expenses so that "Total expenses" will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, it may be amended or withdrawn by the Manager at any time without shareholder notice. During the period ended September 30, 2006, the Manager reimbursed the Funds as detailed in the following table.


            57 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                                                  CLASS A    CLASS B    CLASS C
            -----------------------------------------------------------------------------------
            Oppenheimer Rochester Michigan Municipal Fund         $42,618    $    37    $   533
            Oppenheimer Rochester Ohio Municipal Fund              30,978        772        365
            Oppenheimer Rochester Massachusetts Municipal Fund     24,259        314        235
            Oppenheimer Rochester Virginia Municipal Fund          22,488          5        200

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. For the period ended September 30, 2006, OFS waived $19 for Class B shares of Oppenheimer Rochester Michigan Municipal Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds will not invest more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Funds can each borrow money from banks in amounts up to one-third of their total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Funds.

      The Funds have entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables them to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Funds pledge investment securities in accordance with the terms of the Agreement. Interest is charged to the Funds, based on their borrowings, at current commercial paper issuance rates (5.3315% as of September 30, 2006). The Funds pay additional fees of 0.30% per annum on their outstanding borrowings to manage and administer the facility and are allocated their pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended September 30, 2006, the Funds had borrowings outstanding at an interest rate of 5.3315%. Details of the borrowings for the period ended September 30, 2006 are listed in the following table.

                                                                                               MAXIMUM
                                                                                             AMOUNT OF
                                                                                            BORROWINGS
                                          AVERAGE                                           OUSTANDING
                              AVERAGE       DAILY                      GROSS   GROSS LOAN       AT ANY        FEES    INTEREST
                           DAILY LOAN    INTEREST                 BORROWINGS   REPAYMENTS    MONTH-END        PAID        PAID
                          BALANCE FOR    RATE FOR    BORROWINGS       DURING       DURING       DURING      DURING      DURING
                           THE PERIOD  THE PERIOD   OUTSTANDING   THE PERIOD   THE PERIOD   THE PERIOD  THE PERIOD  THE PERIOD
                                ENDED       ENDED            AT        ENDED        ENDED        ENDED       ENDED       ENDED
                            SEPTEMBER   SEPTEMBER     SEPTEMBER    SEPTEMBER    SEPTEMBER    SEPTEMBER   SEPTEMBER   SEPTEMBER
                             30, 2006    30, 2006      30, 2006     30, 2006     30, 2006     30, 2006    30, 2006    30, 2006
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Rochester
Michigan Municipal Fund   $ 2,831,373       5.302%  $ 3,700,000  $ 7,500,000  $ 3,800,000  $ 4,000,000  $    1,515  $   25,873
Oppenheimer Rochester
Ohio Municipal Fund         2,126,471       5.307     3,200,000    7,300,000    4,100,000    3,200,000       1,115      19,058
Oppenheimer Rochester
Massachusetts Municipal
Fund                        1,814,667       5.334     3,200,000    4,100,000      900,000    3,200,000         403       7,033
Oppenheimer Rochester
Virginia Municipal Fund     1,909,333       5.334     2,800,000    3,700,000      900,000    2,800,000         602      10,585


            58 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing each of the Funds' tax returns to determine whether it is "more-likely-than-not" that tax positions taken in each of the Funds' tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact in each of the Funds' financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding each of the Funds) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            59 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            60 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND
OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND
OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND
OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

--------------------------------------------------------------------------------
The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of each Fund's investment advisory agreement (each, an "Agreement").

      For purposes of considering the initial approval of each Fund's Agreement, the Manager provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services to be provided, (ii) the fees and expenses of each Fund, including comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services by the Manager and its affiliates,
(iv) the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect these economies of scale for Fund investors and
(v) other benefits that the Manager may receive from its relationship with each Fund.

      NATURE AND EXTENT OF SERVICES. In considering the initial approval of each Fund's Agreement, the Board considered information about the nature and extent of the services to be provided to each Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing each Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to each Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with each Fund's applicable policies and procedures and adherence to each Fund's investment restrictions. The Manager is responsible for providing certain administrative services to each Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for each Fund; compiling and maintaining records with respect to each Fund's operations; preparing and filing reports required by the Securities and Exchange Commission on behalf of each Fund; preparing periodic reports regarding the operations of each Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of each Fund's shares. The Manager also will provide each Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services to be provided and the quality of the Manager's resources that would be available to each Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott S. Cottier, Troy E. Willis, Michael Camarella, Mark DeMitry and Marcus Franz and the Manager's Rochester investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it has reviewed in connection with the renewal of service agreements of other funds managed by the Manager. In light of the foregoing, the Board concluded that each Fund will benefit from the services to be provided under its respective Agreement and from the Manager's experience, reputation, personnel, operations, and resources.


            61 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      MANAGEMENT FEES AND EXPENSES. The Board considered information regarding the fees to be paid to the Manager and its affiliates and the other expenses that will be borne by each Fund. The Board also evaluated the comparability of the fees charged and the services provided to each Fund to the fees and services for other clients or accounts advised by the Manager. The Manager provided comparative data in regard to the fees and expenses of each Fund and other state-specific tax-exempt municipal funds with comparable distribution features. The Board noted that the Manager has agreed to voluntarily waive a portion of its management fees and/or reimburse certain expenses for each Fund so that each Fund's total expenses will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for Class B and Class C shares. The Board noted that each Fund's contractual management fee is competitive with its peer group.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting each Fund and the extent to which those economies of scale would benefit each Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's estimated costs in serving as investment adviser to each Fund, including the costs associated with the personnel and systems necessary to manage each Fund, and information regarding the Manager's potential profitability from its relationship with each Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to each Fund and that maintaining the financial viability of the Manager is important in order for the Manager to provide significant services to each Fund and each Fund's shareholders. In addition to considering the potential profits that may be realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager may receive as a result of its relationship with each Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Funds and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its consideration and review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to each Fund by the Manager would be a benefit to each Fund and in the best interest of each Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board elected to approve each Fund's Agreement for an initial period of two years. In arriving at its decisions, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of each Fund's Agreement, including the management fee for each Fund, in light of all of the surrounding circumstances.


            62 | OPPENHEIMER ROCHESTER MUNICIPAL BOND FUNDS



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to semiannual reports.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund


By:      /s/ John V. Murphy
         ----------------------------
         John V. Murphy
         Principal Executive Officer

Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ John V. Murphy
         ----------------------------
         John V. Murphy
         Principal Executive Officer

Date: 11/15/2006

By:      /s/ Brian W. Wixted
         ----------------------------
         Brian W. Wixted
         Principal Financial Officer

Date: 11/15/2006